Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [Member]	Share-based payments [Member]	Other comprehensive income [Member]	Equity component of convertible debenture [Member]	Total equity reserves [Member]	Retained earnings [Member]	Total
Balance (in shares) at Dec. 31, 2019	208,112,072
Balance at Dec. 31, 2019	$ 933,182	$ 74,060	$ (2,532)	$ 19,164	$ 90,692	$ (361,553)	$ 662,321
Statement Line Items [Line Items]
Net earnings (loss) for the year						23,087	23,087
Other comprehensive income (loss)			9,945		9,945		9,945
Total comprehensive income (loss)			9,945		9,945	23,087	33,032
Share-based payments		8,255			8,255		$ 8,255
Prospectus offerings (in shares)	10,654,338						10,654,338
Prospectus offerings	$ 126,132						$ 126,132
Exercise of stock options (in shares)	2,473,906
Exercise of stock options	$ 19,914	(5,903)			(5,903)		14,011
Acquisition of Springpole Silver Stream (in shares)	805,698
Acquisition of Springpole Silver Stream	$ 7,479						7,479
Acquisition of mining interests (in shares)	66,997
Acquisition of mining interests	$ 700						700
Settlement of restricted share units (in shares)	127,000
Settlement of restricted share units	$ 992	(992)			(992)
Shares repurchased and cancelled (in shares)	(275,000)
Shares repurchased and cancelled	$ (1,260)					(434)	(1,694)
Balance (in shares) at Dec. 31, 2020	221,965,011
Balance at Dec. 31, 2020	$ 1,087,139	75,420	7,413	19,164	101,997	(338,900)	850,236
Statement Line Items [Line Items]
Net earnings (loss) for the year						(4,923)	(4,923)
Other comprehensive income (loss)			(13,800)		(13,800)		(13,800)
Total comprehensive income (loss)			(13,800)		(13,800)	(4,923)	(18,723)
Share-based payments		12,421			12,421		12,421
Acquisition of Jerritt Canyon (in shares)	26,719,727
Acquisition of Jerritt Canyon	$ 416,561	23,150			23,150		439,711
Sprott private placement (in shares)	1,705,514
Sprott private placement	$ 26,589						$ 26,589
Prospectus offerings (in shares)	4,225,000						4,225,000
Prospectus offerings	$ 66,674						$ 66,674
Debt settlement (in shares)	2,579,093
Debt settlement	$ 27,733			(46,127)	(46,127)		(18,394)
Exercise of stock options (in shares)	2,502,234
Exercise of stock options	$ 30,436	(8,643)			(8,643)		21,793
Acquisition of Springpole Silver Stream (in shares)	287,300
Acquisition of Springpole Silver Stream	$ 3,750						3,750
Settlement of restricted share units (in shares)	73,692
Settlement of restricted share units	$ 941	(963)			(963)		(22)
Equity component of convertible notes, net of tax				30,908	30,908		30,908
Shares repurchased and cancelled (in shares)	(6,913)
Shares repurchased and cancelled	$ (42)						(42)
Dividend declared and paid						(3,930)	(3,930)
Balance (in shares) at Dec. 31, 2021	260,050,658
Balance at Dec. 31, 2021	$ 1,659,781	$ 101,385	$ (6,387)	$ 3,945	$ 98,943	$ (347,753)	$ 1,410,971